Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 030
EBP, Description of Plan [Line Items]
EBP, Vesting Schedule
Textron’s contributions vest based on the length of service in the Plan, as follows:

Months of Service	Vested Percentage
24 months but less than 36 months	25%
36 months but less than 48 months	50%
48 months but less than 60 months	75%
60 months or more	100%